Shareholders' Equity - Fair Values of All Employee Stock Purchase Plan Rights Granted (Detail) - $ / shares	12 Months Ended
	Jul. 01, 2016	Jul. 03, 2015	Jun. 27, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	2.61%	1.69%	1.58%
Fair value	$ 22.54	$ 32.19	$ 24.14
Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option life (in years)	1 year 3 months 7 days	1 year 3 months 4 days	1 year 2 months 27 days
Risk-free interest rate	0.82%	0.45%	0.26%
Stock price volatility	0.38%	0.26%	0.31%
Dividend yield	3.92%	2.34%	1.64%
Fair value	$ 9.91	$ 14.50	$ 14.62